Note 17 - Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]

	March 31, 2019		March 31, 2018
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$
Outstanding at beginning of year	1.81	2,284,388	2.58	1,424,788
Granted	0.77	2,173,523	1.75	1,121,500
Exercised	0.77	(4,167)	-	-
Forfeited	1.84	(407,067)	1.89	(199,800)
Expired	-	-	18.06	(62,100)
Outstanding at end of year	1.25	4,046,677	1.81	2,284,388

Exercisable at end of year	1.56	1,613,200	1.92	591,113
	Thirteen-month period ended March 31, 2017		Month ended March 31, 2017		Twelve-month period ended February 28, 2017
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$		$
Outstanding at beginning of period	13.52	454,151	2.59	1,427,288	13.52	454,151
Granted	1.69	1,300,400	-	-	1.69	1,300,400
Forfeited	13.27	(190,138)	11.50	(2,500)	13.29	(187,638)
Expired	15.38	(139,625)	-	-	15.38	(139,625)
Outstanding at end of period	2.58	1,424,788	2.58	1,424,788	2.59	1,427,288

Exercisable at end of period	6.44	238,482	6.44	238,482	6.49	240,982
			Thirteen-month period ended	Twelve-month Period ended
	March 31, 2019	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)
Weighted average fair value of the options granted to employees and directors of the Corporation	$0.51	$1.22	$1.40	$1.40

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
			Thirteen-month period ended	Twelve-month Period ended
	March 31, 2019	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Exercise price	$0.77	$1.75	$1.69	$1.69
Share price	$0.73	$1.75	$1.69	$1.69
Dividend	-	-	-	-
Risk-free interest	2.10%	1.21%	0.87%	0.87%
Estimated life (in years)	5.78	5.89	4.94	4.94
Expected volatility	85.35	82.4%	123.5%	123.5%

Disclosure of range of exercise prices of outstanding share options [text block]
			March 31, 2019
			Options outstanding		Exercisable options
Exercise price			Weighted remaining contractual life outstanding	Number of options outstanding	Weighted average exercise price $	Number of options exercisable

$0.77	-	$0.77	9.26	1,898,523	$0.77	348,197
$0.78	-	$1.58	5.86	775,000	$1.50	518,750
$1.59	-	$1.71	7.90	273,333	$1.65	233,333
$1.72	-	$1.88	8.21	790,833	$1.77	292,500
$1.89	-	$6.50	3.97	308,988	$2.57	220,420
			7.91	4,046,677	$1.56	1,613,200